Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: April 12, 2022

Payment Date	4/15/2022
Collection Period Start	3/1/2022
Collection Period End	3/31/2022
Interest Period Start	3/15/2022
Interest Period End	4/14/2022

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$24,718,471.63	$24,718,471.63	$—	—	Nov-22
Class A-2 Notes	$466,200,000.00	$17,657,855.68	$448,542,144.32	0.962124	Feb-25
Class A-3 Notes	$466,200,000.00	$—	$466,200,000.00	1.000000	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$1,103,201,471.63	$42,376,327.31	$1,060,825,144.32

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,106,592,681.62	$1,064,216,354.31	0.784540
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$1,106,592,681.62	$1,064,216,354.31
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$24,718,471.63	0.13428%	ACT/360	$2,858.20
Class A-2 Notes	$466,200,000.00	0.32000%	30/360	$124,320.00
Class A-3 Notes	$466,200,000.00	0.77000%	30/360	$299,145.00
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$1,103,201,471.63			$567,396.95

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,106,592,681.62	$1,064,216,354.31
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,106,592,681.62	$1,064,216,354.31
Number of Receivable Outstanding	60,018	58,857
Weight Average Contract Rate	3.88%	3.88%
Weighted Average Remaining Term (months)	55	54

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,453,140.45
Principal Collections	$42,252,426.40
Liquidation Proceeds	$80,968.45
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$45,786,535.30
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$45,786,535.30

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$922,160.57	$922,160.57	$—	$—	$44,864,374.73
Interest - Class A-1 Notes	$2,858.20	$2,858.20	$—	$—	$44,861,516.53
Interest - Class A-2 Notes	$124,320.00	$124,320.00	$—	$—	$44,737,196.53
Interest - Class A-3 Notes	$299,145.00	$299,145.00	$—	$—	$44,438,051.53
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$44,346,713.53
First Allocation of Principal	$—	$—	$—	$—	$44,346,713.53
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$44,332,131.15
Second Allocation of Principal	$11,857,117.32	$11,857,117.32	$—	$—	$32,475,013.83
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$32,458,850.06
Third Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$18,894,850.06
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$18,875,860.46
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$5,311,860.46
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,311,860.46
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$1,920,650.47
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,920,650.47
Remaining Funds to Certificates	$1,920,650.47	$1,920,650.47	$—	$—	$—
Total	$45,786,535.30	$45,786,535.30	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,106,592,681.62	$1,064,216,354.31
Note Balance	$1,103,201,471.63	$1,060,825,144.32
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	8	$123,900.91
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	11	$80,968.45
Monthly Net Losses (Liquidation Proceeds)			$42,932.46
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.04%
Second Preceding Collection Period			0.11%
Preceding Collection Period			0.06%
Current Collection Period			0.05%
Four-Month Average Net Loss Ratio			0.07%
Cumulative Net Losses for All Periods			$368,242.15
Cumulative Net Loss Ratio			0.03%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.13%	70	$1,397,400.27
60-89 Days Delinquent	0.02%	10	$246,584.21
90-119 Days Delinquent	0.01%	3	$54,056.10
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.16%	83	$1,698,040.58

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	4	$63,230.46
Total Repossessed Inventory	5	$91,813.11

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	13	$300,640.31
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.02%
Second Preceding Collection Period		0.02%
Preceding Collection Period		0.03%
Current Collection Period		0.03%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of March 2022:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.62	0.06%	32	0.05%